Annual Total Returns - Voya Index Solution Income Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution Income Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	2.99%
2012	8.75%
2013	8.10%
2014	6.23%
2015	(0.71%)
2016	5.32%
2017	9.54%
2018	(2.83%)
2019	13.47%
2020	11.48%